Properties (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Properties

Properties comprise the following:

December 31 (millions)	2012	2011
Land	$3.3	$3.3
Buildings	79.0	76.8
Machinery and office equipment	765.4	760.3
Internal-use software	321.5	315.7
Rental equipment	93.0	101.1
Total properties	$1,262.2	$1,257.2